INTANGIBLE ASSETS, NET - Schedule of Acquired Intangible Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 292,142
Addition of software	30
Decrease from disposal of centers	(145)
Amortization expenses	(36,122)	$ (5,165)	¥ (36,355)	¥ (36,705)
Intangible assets, cost	486,235
Less: accumulated amortization	(229,367)
Less: intangible asset impairment	(963)
Intangible assets, net, ending balance	255,905	36,594	292,142
Customer relationship intangibles
Intangible assets, net:
Intangible assets, cost	32,449
Less: accumulated amortization	(31,486)
Less: intangible asset impairment	(963)
Operating lease intangibles
Intangible assets, net:
Intangible assets, cost	418
Less: accumulated amortization	(418)
Operating license intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	175,558
Amortization expenses	(12,422)
Intangible assets, cost	248,440
Less: accumulated amortization	(85,304)
Intangible assets, net, ending balance	163,136	23,328	175,558
Favorable lease intangibles
Intangible assets, net:
Intangible assets, net, beginning balance	11,563
Amortization expenses	(1,564)
Intangible assets, cost	21,010
Less: accumulated amortization	(11,011)
Intangible assets, net, ending balance	9,999	1,430	11,563
Technology
Intangible assets, net:
Intangible assets, net, beginning balance	79,314
Amortization expenses	(13,219)
Intangible assets, cost	132,190
Less: accumulated amortization	(66,095)
Intangible assets, net, ending balance	66,095	9,451	79,314
Others
Intangible assets, net:
Intangible assets, net, beginning balance	25,707
Addition of software	30
Decrease from disposal of centers	(145)
Amortization expenses	(8,917)
Intangible assets, cost	51,728
Less: accumulated amortization	(35,053)
Intangible assets, net, ending balance	¥ 16,675	$ 2,385	¥ 25,707